OTHER NON-CURRENT LIABILITIES (Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
beginning of fiscal year	$ 11,080	$ 10,707
Changes in estimates made during the fiscal year	(970)	(41)
Accretion of interest	431	414
Balance, end of fiscal year	$ 10,541	$ 11,080
Expected Timing Of Outflows, Other Provisions	9 years